Fixed Assets, Net (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 item	Dec. 31, 2012	Feb. 13, 2013	Feb. 28, 2013	Mar. 25, 2013	May 14, 2013	Jun. 13, 2013	Jun. 25, 2013	Oct. 03, 2013	Oct. 22, 2013	Oct. 25, 2013	Nov. 12, 2013	Nov. 13, 2013 item	Nov. 21, 2013	Feb. 26, 2014	Apr. 25, 2014	May 15, 2014	May 20, 2014	Oct. 14, 2014
Vessel Cost
Impairment loss	$ 75,776,000	$ 19,004,000	$ 129,630,000
Net Book Value
Balance at the beginning of the period	3,842,617,000
Impairment loss	75,776,000	19,004,000	129,630,000
Balance at the end of the period	3,624,338,000	3,842,617,000
Other disclosures
Gross sale consideration	50,602,000	52,926,000	5,635,000
Impairment loss	75,776,000	19,004,000	129,630,000
Number of vessels sold		7
Vessel
Vessel Cost
Balance at the beginning of the period	4,450,719,000	4,576,106,000
Additions	39,165,000	46,839,000
Disposals	(120,376,000)	(172,226,000)
Impairment loss	(75,776,000)	0	129,600,000
Balance at the end of the period	4,293,732,000	4,450,719,000	4,576,106,000
Accumulated Depreciation
Balance at the beginning of the period	(608,102,000)	(589,968,000)
Additions	(137,061,000)	(137,414,000)
Disposals	75,769,000	119,280,000
Balance at the end of the period	(669,394,000)	(608,102,000)	(589,968,000)
Net Book Value
Balance at the beginning of the period	3,842,617,000	3,986,138,000
Additions	(97,896,000)	(90,575,000)
Disposals	(44,607,000)	(52,946,000)
Impairment loss	(75,776,000)	0	129,600,000
Balance at the end of the period	3,624,338,000	3,842,617,000	3,986,138,000
Other disclosures
Property, plant and equipment acquired	39,165,000	46,839,000
Impairment loss	(75,776,000)	0	129,600,000
Number of vessels on which impairment loss is recorded	8	0	13
Residual value of the fleet	386,400,000	404,600,000
Average life of scrap considered to calculate residual value of vessel, one	10 years
Average life of scrap considered to calculate residual value of vessel, two	5 years
Scrap value per ton (in dollars per ton)	300
Independence
Other disclosures
Gross sale consideration				7,000,000
Life of disposed asset				26 years
Henry
Other disclosures
Gross sale consideration					6,100,000
Life of disposed asset					27 years
Pride
Other disclosures
Gross sale consideration						6,500,000
Life of disposed asset						25 years
Honour
Other disclosures
Gross sale consideration							9,100,000
Life of disposed asset							24 years
Amalia C
Vessel Cost
Additions	6,600,000						6,600,000
Other disclosures
TEU	2,452						2,452
Property, plant and equipment acquired	6,600,000						6,600,000
Elbe
Other disclosures
Gross sale consideration								5,600,000
Life of disposed asset								22 years
MSC Zebra
Vessel Cost
Additions	10,100,000								10,100,000
Other disclosures
TEU	2,602								2,602
Property, plant and equipment acquired	10,100,000								10,100,000
Hope
Other disclosures
Gross sale consideration										8,000,000
Life of disposed asset										24 years
Kalamata
Other disclosures
Gross sale consideration											5,600,000
Life of disposed asset											23 years
Lotus
Other disclosures
Gross sale consideration												6,800,000
Life of disposed asset												25 years
Komodo
Other disclosures
Gross sale consideration													5,800,000
Life of disposed asset													23 years
Danae C
Vessel Cost
Additions														11,900,000
Other disclosures
TEU														2,524
Property, plant and equipment acquired														11,900,000
Dimitris C
Vessel Cost
Additions	14,900,000														14,900,000
Other disclosures
TEU	3,430														3,430
Property, plant and equipment acquired	14,900,000														14,900,000
Marathonas
Other disclosures
Gross sale consideration																11,500,000
Life of disposed asset																23 years
TEU	4,814
Commodore
Other disclosures
Gross sale consideration																	11,100,000
Life of disposed asset																	22 years
TEU	4,651
Duka
Other disclosures
Gross sale consideration																		11,000,000
Life of disposed asset																		22 years
TEU	4,651
Mytilini
Other disclosures
Gross sale consideration																		12,000,000
Life of disposed asset																		23 years
TEU	4,814
Messologi
Other disclosures
Gross sale consideration																			12,100,000
Life of disposed asset																			23 years
TEU	4,814
MOL Performance
Vessel Cost
Additions																				18,250,000
Other disclosures
TEU	6,402																			6,402
Property, plant and equipment acquired																				18,250,000
MOL Priority
Vessel Cost
Additions																				18,250,000
Other disclosures
TEU	6,402																			6,402
Property, plant and equipment acquired																				$ 18,250,000